Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2.3	$ 2.3	$ 2.4	$ 2.7	$ 2.6	$ 2.3